AIG 2919 Allen Parkway Suite L4-01 Houston, Texas 77019 www.aig.com Bridgett Matthes Associate General Counsel (713) 831-5197

Via Edgar

June 24, 2019

David Orlic, Esq.

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, D.C. 20549

Re:    Post-Effective Amendment No. 6 to the Registration Statement on Form N-6

for Separate Account VL-R

American General Life Insurance Company

File Nos. 333-196172 and 811-08561

Mr. Orlic:

American General Life Insurance Company (“Company”) is submitting for filing Post-Effective Amendment No. 6 to the Registration Statement on Form N-6 (“Amendment”) for a certain flexible premium variable universal life insurance policy (“Policy”) funded through its Separate Account VL-R.

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, to add a new prospectus and statement of additional information for an enhanced version of the Policy. The enhanced version of the Policy, which will replace the current version, adds a guaranteed minimum cash value rider and an enhanced surrender value rider, and eliminates the charge for the guaranteed minimum death benefit rider that is currently available under the Policy. In addition, the enhanced version of the Policy reflects the Company’s implementation of the 2017 Commissioners’ Standard Ordinary mortality tables, which may be used currently and must be used for all life insurance policies issued after January 1, 2020.

The Amendment does not yet include financial statements. These items, along with additional updating information, responses to Securities and Exchange Commission (“SEC”) staff comments on this filing, and any exhibits not included with this filing, will be added by amendment.

The Company is currently taking steps to be ready to commence sales of the enhanced version of the Policy on or about August 23, 2019. We appreciate the SEC staff’s cooperation and assistance in reviewing and processing this Amendment and in working with the Company to accommodate this schedule.

Securities and Exchange

Commission

June 24, 2019

Should you have any questions or need any additional information concerning the Amendment, please do not hesitate to contact me at (713) 831-5197.

Very truly yours,

BRIDGETT MATTHES

Bridgett Matthes Associate General Counsel